SCHEDULE OF ESTIMATED USEFUL LIVES OF PLANT AND EQUIPMENT (Details)	6 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Estimated useful lives of plant and equipment	5 years